Equity and Partners' Capital	12 Months Ended
Dec. 31, 2012
Partners Capital Notes Abstract
Equity and Partners' Capital

Equity offerings. The Partnership completed the following public offerings of its common units during 2010, 2011 and 2012:

				Underwriting
				Discount and
thousands except unit	Common	GP Units	Price Per	Other Offering	Net
and per-unit amounts	Units Issued (2)	Issued (3)	Unit	Expenses	Proceeds
May 2010 equity offering (1)	4,558,700	93,035	$22.25	$4,427	$99,074
November 2010 equity offering	8,415,000	171,734	29.92	10,325	246,729
March 2011 equity offering	3,852,813	78,629	35.15	5,621	132,569
September 2011 equity offering	5,750,000	117,347	35.86	7,655	202,748
June 2012 equity offering	5,000,000	102,041	43.88	7,468	216,409

____________________________________________________________

(1)       Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters' over-allotment option.

(2)       Includes the issuance of 558,700 common units, 915,000 common units, 302,813 common units and 750,000 common units pursuant to the exercise, in full or in part, of the underwriters' over-allotment options granted in connection with the May 2010, November 2010, March 2011 and September 2011 equity offerings, respectively.

(3)       Represents general partner units issued to the general partner in exchange for the general partner's proportionate capital contribution to maintain its 2.0% general partner interest.

Common, subordinated and general partner units. The Partnership's common units are listed on the New York Stock Exchange under the symbol “WES.” In connection with the closing of the WGP IPO in December 2012, WGP purchased common and general partner units of the Partnership at a price of $46.00 per unit, pursuant to a unit purchase agreement among the Partnership, the general partner and WGP.

The following table summarizes common and general partner units issued during the years ended December 31, 2011 and 2012:

	Common	Subordinated	General
	Units	Units	Partner Units	Total
Balance at December 31, 2010	51,036,968	26,536,306	1,583,128	79,156,402
March 2011 equity offering	3,852,813	—	78,629	3,931,442
Long-Term Incentive Plan awards	14,628	—	299	14,927
Bison acquisition	2,950,284	—	60,210	3,010,494
Conversion of subordinated units	26,536,306	(26,536,306)	—	—
September 2011 equity offering	5,750,000	—	117,347	5,867,347
Balance at December 31, 2011	90,140,999	—	1,839,613	91,980,612
MGR acquisition	632,783	—	12,914	645,697
Long-Term Incentive Plan awards	12,570	—	257	12,827
June 2012 equity offering	5,000,000	—	102,041	5,102,041
Chipeta acquisition	151,235	—	3,086	154,321
WGP unit purchase agreement	8,722,966	—	178,019	8,900,985
Balance at December 31, 2012	104,660,553	—	2,135,930	106,796,483

Conversion of subordinated units. Upon payment of the cash distribution for the second quarter of 2011, the requirements for the conversion of all subordinated units were satisfied under the partnership agreement. As a result, the 26,536,306 subordinated units were converted into common units on August 15, 2011, on a one-for-one basis. For purposes of calculating net income per common and subordinated unit, the conversion of the subordinated units is deemed to have occurred on July 1, 2011. The Partnership's net income was allocated to the general partner and the limited partners, including the holders of the subordinated units, through June 30, 2011, in accordance with their respective ownership percentages. The conversion does not impact the amount of the cash distribution paid or the total number of the Partnership's outstanding units representing limited partner interests.

WGP and Affiliate holdings of Partnership equity. As of December 31, 2012, WGP and Affiliates held 49,296,205 of the Partnership's common units, representing a 46.2% limited partner interest in the Partnership, and, through its ownership of the general partner, indirectly held 2,135,930 general partner units, representing a 2.0% general partner interest in the Partnership, and 100% of the IDRs. As of December 31, 2012, the public held 55,364,348 common units, representing a 51.8% limited partner interest in the Partnership.

The Partnership's net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 2) is allocated to the general partner and the limited partners consistent with actual cash distributions, including incentive distributions allocable to the general partner. Undistributed earnings (net income in excess of distributions) or undistributed losses (available cash in excess of net income) are then allocated to the general partner and the limited partners in accordance with their respective ownership percentages (see Net income per common unit in Note 1).

Basic and diluted net income per common unit are calculated by dividing the limited partners' interest in net income by the weighted average number of common units outstanding during the period. The common units issued in connection with acquisitions and equity offerings are included on a weighted-average basis for periods they were outstanding.

The following table illustrates the Partnership's calculation of net income per unit for common and subordinated units:

	Year Ended December 31,
thousands except per-unit amounts	2012	2011	2010
Net income attributable to Western Gas Partners, LP	$134,421	$192,758	$145,928
Pre-acquisition net (income) loss allocated to Anadarko	(27,435)	(52,599)	(31,797)
General partner interest in net (income) loss	(28,089)	(8,599)	(3,067)
Limited partners’ interest in net income	$78,897	$131,560	$111,064

Net income allocable to common units	$78,897	$110,542	$68,410
Net income allocable to subordinated units	—	21,018	42,654
Limited partners’ interest in net income	$78,897	$131,560	$111,064

Net income per unit – basic and diluted
Common units	$0.84	$1.64	$1.66
Subordinated units	$—	$1.28	$1.61

Weighted average units outstanding – basic and diluted
Common units	93,936	67,333	41,287
Subordinated units	—	16,431	26,536